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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact name of registrant as specified in charter)

767 Fifth Avenue, 49th Floor, New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, Esq.

c/o Baron Select Funds,

767 Fifth Avenue, 49th Floor,

New York, NY 10153

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments

Baron Partners Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (110.43%)
Consumer Discretionary (20.58%)
	Apparel, Accessories & Luxury Goods (2.11%)
1,120,000	Under Armour, Inc., Cl A1	$42,839,978	$31,169,600

	Broadcasting (1.32%)
675,000	Discovery Communications, Inc., Cl A1	15,012,148	19,500,750

	Casinos & Gaming (3.02%)
1,100,000	Penn National Gaming, Inc.[1]	33,022,417	30,426,000
200,000	Wynn Resorts, Ltd.[1]	640,789	14,178,000

		33,663,206	44,604,000

	Education Services (6.13%)
850,000	DeVry, Inc.	36,283,282	47,022,000
200,000	Strayer Education, Inc.	22,931,492	43,536,000

		59,214,774	90,558,000

	Internet Retail (1.76%)
420,000	Blue Nile, Inc.[1]	11,345,500	26,090,400

	Leisure Facilities (2.45%)
1,081,800	Vail Resorts, Inc.[1]	34,304,772	36,283,572

	Specialty Stores (3.79%)
2,500,000	Dick’s Sporting Goods, Inc.[1]	41,657,536	56,000,000

Total Consumer Discretionary		238,037,914	304,206,322

Energy (5.65%)
	Oil & Gas Drilling (4.54%)
1,699,510	Helmerich & Payne, Inc.	42,681,306	67,181,630

	Oil & Gas Exploration & Production (1.11%)
450,000	Concho Resources, Inc.[1]	13,859,047	16,344,000

Total Energy		56,540,353	83,525,630

Financials (25.67%)
	Asset Management & Custody Banks (2.75%)
1,450,000	Eaton Vance Corp.	43,915,217	40,585,500

	Investment Banking & Brokerage (8.08%)
5,600,000	Charles Schwab Corp.	63,746,443	107,240,000
450,000	Jefferies Group, Inc.[1]	8,821,335	12,253,500

		72,567,778	119,493,500

	Reinsurance (6.40%)
1,400,000	Arch Capital Group, Ltd.[1,2]	74,189,869	94,556,000

	Specialized Finance (6.76%)
1,900,000	Interactive Brokers Group, Inc., Cl A1	29,397,985	37,753,000
2,100,000	MSCI, Inc., Cl A1	57,146,327	62,202,000

		86,544,312	99,955,000

	Thrifts & Mortgage Finance (1.68%)
1,600,000	People’s United Financial, Inc.	27,516,968	24,896,000

Total Financials		304,734,144	379,486,000

Health Care (15.05%)
	Health Care Equipment (6.32%)
800,000	Edwards Lifesciences Corp.[1]	37,835,436	55,928,000
700,000	Zimmer Holdings, Inc.[1]	32,042,970	37,415,000

		69,878,406	93,343,000

	Health Care Facilities (5.40%)
2,500,000	Community Health Systems, Inc.[1]	73,423,017	79,825,000

	Life Sciences Tools & Services (3.33%)
700,000	Millipore Corp.[1]	40,354,444	49,231,000

Total Health Care		183,655,867	222,399,000

Shares		Cost	Value
Common Stocks (continued)
Industrials (20.03%)
	Aerospace & Defense (1.38%)
200,000	Precision Castparts Corp.	$12,389,817	$20,374,000

	Air Freight & Logistics (5.50%)
800,000	C. H. Robinson Worldwide, Inc.	20,066,739	46,200,000
1,000,000	Expeditors International of Washington, Inc.	29,243,699	35,150,000

		49,310,438	81,350,000

	Construction & Engineering (1.47%)
800,000	AECOM Technology Corp.[1]	21,960,966	21,712,000

	Diversified Support Services (3.74%)
2,250,000	Ritchie Bros. Auctioneers, Inc.[2]	56,702,089	55,215,000

	Research & Consulting Services (1.39%)
500,000	CoStar Group, Inc.[1]	19,068,650	20,610,000

	Trading Companies & Distributors (6.55%)
2,500,000	Fastenal Co.	91,975,757	96,750,000

Total Industrials		251,407,717	296,011,000

Information Technology (7.39%)
	Application Software (7.39%)
1,650,000	FactSet Research Systems, Inc.	95,834,857	109,296,000
Materials (10.68%)
	Fertilizers & Agricultural Chemicals (2.09%)
400,000	Monsanto Co.	32,295,390	30,960,000

	Industrial Gases (3.27%)
1,000,000	Airgas, Inc.	37,551,738	48,370,000

	Specialty Chemicals (5.32%)
1,700,000	Ecolab, Inc.	70,775,509	78,591,000

Total Materials		140,622,637	157,921,000

Utilities (5.38%)
	Electric Utilities (5.38%)
1,750,000	ITC Holdings Corp.	60,048,201	79,537,500

Total Common Stocks		1,330,881,690	1,632,382,452

Private Equity Investments (1.87%)
Consumer Discretionary (1.06%)
	Hotels, Resorts & Cruise Lines (1.06%)
3,900,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3,4	39,000,000	15,600,000
Financials (0.81%)
	Asset Management & Custody Banks (0.81%)
6,014,997	Windy City Investments Holdings LLC[1,3,4]	38,319,447	12,029,993

Total Private Equity Investments		77,319,447	27,629,993

Warrants (0.00%)
Consumer Discretionary (0.00%)
	Restaurants (0.00%)
6,124	Krispy Kreme Doughnuts, Inc. Warrants, Exp 03/02/2012[1]	0	0

See Notes to Schedules of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

Principal Amount		Cost	Value
Corporate Bonds (0.57%)
Consumer Discretionary (0.57%)
	Casinos & Gaming (0.57%)
$8,694,000	Wynn Las Vegas, LLC, AD7, 6.625% due 12/01/2014[4]	$8,092,242	$8,433,180

Total Investments (112.87%)		$1,416,293,379	1,668,445,625

Liabilities Less Cash and Other Assets (-12.87%)			(190,264,731)

Net Assets			$1,478,180,894

Retail Shares (Equivalent to $14.89 per share based on 88,220,727 shares outstanding)			$1,313,762,122

Institutional Shares (Equivalent to $14.91 per share based on 11,031,060 shares outstanding)			$164,418,772

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At September 30, 2009, the market value of restricted and fair valued securities amounted to $27,629,993 or 1.87% of Net Assets. None of these securities are deemed liquid. See Note 5.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.

See Notes to Schedules of Investments.

Baron Retirement Income Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (87.00%)
Consumer Discretionary (14.35%)
	Apparel, Accessories & Luxury Goods (1.49%)
40,000	Under Armour, Inc., Cl A1	$1,406,476	$1,113,200

	Casinos & Gaming (0.76%)
8,000	Wynn Resorts, Ltd.[1]	181,057	567,120

	Education Services (4.93%)
35,000	DeVry, Inc.	1,497,572	1,936,200
8,000	Strayer Education, Inc.	1,261,166	1,741,440

		2,758,738	3,677,640

	Internet Retail (4.17%)
50,000	Blue Nile, Inc.[1]	2,067,076	3,106,000

	Specialty Stores (3.00%)
100,000	Dick’s Sporting Goods, Inc.[1]	1,630,006	2,240,000

Total Consumer Discretionary		8,043,353	10,703,960

Consumer Staples (4.55%)
	Household Products (3.04%)
40,000	Church & Dwight Co., Inc.	2,038,763	2,269,600

	Personal Products (1.51%)
25,000	Mead Johnson Nutrition Co., Cl A	600,000	1,127,750

Total Consumer Staples		2,638,763	3,397,350

Energy (4.60%)
	Oil & Gas Drilling (2.65%)
49,990	Helmerich & Payne, Inc.	2,034,014	1,976,105

	Oil & Gas Exploration & Production (1.95%)
40,000	Concho Resources, Inc.[1]	1,202,056	1,452,800

Total Energy		3,236,070	3,428,905

Financials (22.28%)
	Asset Management & Custody Banks (3.68%)
98,041	Eaton Vance Corp.	1,642,271	2,744,167

	Investment Banking & Brokerage (4.88%)
190,000	Charles Schwab Corp.	2,850,241	3,638,500

	Office REIT’s (1.78%)
4,500	Alexander’s, Inc.[1,3]	1,581,516	1,331,460

	Reinsurance (3.62%)
40,000	Arch Capital Group, Ltd.[1,2]	2,098,534	2,701,600

	Specialized Finance (8.32%)
85,000	Interactive Brokers Group, Inc., Cl A1	1,284,168	1,688,950
152,661	MSCI, Inc., Cl A1	4,078,402	4,521,819

		5,362,570	6,210,769

Total Financials		13,535,132	16,626,496

Health Care (11.54%)
	Health Care Distributors (2.94%)
40,000	Henry Schein, Inc.[1]	1,600,049	2,196,400

	Health Care Equipment (2.81%)
30,000	Edwards Lifesciences Corp.[1]	1,670,346	2,097,300

	Health Care Facilities (3.64%)
85,000	Community Health Systems, Inc.[1]	1,470,759	2,714,050

	Life Sciences Tools & Services (2.15%)
17,675	Mettler-Toledo International, Inc.[1]	829,695	1,601,178

Total Health Care		5,570,849	8,608,928

Shares		Cost	Value
Common Stocks (continued)
Industrials (17.39%)
	Air Freight & Logistics (3.95%)
45,000	C. H. Robinson Worldwide, Inc.	$1,654,173	$2,598,750
10,000	Expeditors International of Washington, Inc.	427,469	351,500

		2,081,642	2,950,250

	Construction & Engineering (1.46%)
40,000	AECOM Technology Corp.[1]	1,241,453	1,085,600

	Diversified Support Services (5.33%)
50,000	Iron Mountain, Inc.[1]	1,145,833	1,333,000
107,644	Ritchie Bros. Auctioneers, Inc.[2]	2,739,875	2,641,584

		3,885,708	3,974,584

	Railroads (4.06%)
100,000	Genesee & Wyoming, Inc., Cl A1	3,101,975	3,032,000

	Trading Companies & Distributors (2.59%)
50,000	Fastenal Co.	2,169,716	1,935,000

Total Industrials		12,480,494	12,977,434

Information Technology (4.61%)
	Application Software (4.61%)
30,000	ANSYS, Inc.[1]	658,716	1,124,100
35,000	FactSet Research Systems, Inc.	1,982,041	2,318,400

Total Information Technology		2,640,757	3,442,500

Materials (5.85%)
	Industrial Gases (2.75%)
42,500	Airgas, Inc.	1,492,492	2,055,725

	Specialty Chemicals (3.10%)
50,000	Ecolab, Inc.	1,763,210	2,311,500

Total Materials		3,255,702	4,367,225

Utilities (1.83%)
	Electric Utilities (1.83%)
30,000	ITC Holdings Corp.	1,552,701	1,363,500

Total Common Stocks		52,953,821	64,916,298

Warrants (0.00%)
Consumer Discretionary (0.00%)
	Restaurants (0.00%)
1,332	Krispy Kreme Doughnuts, Inc. Warrants, Exp 03/02/2012[1]	0	0

Principal Amount
Convertible Bonds (4.11%)
Consumer Discretionary (4.11%)
	Automotive Retail (4.11%)
$2,900,000	Penske Automotive Group, Inc., 3.50% due 04/01/2026[3]	1,876,808	3,066,750

Corporate Bonds (2.60%)
Consumer Discretionary (2.60%)
	Casinos & Gaming (2.60%)
2,000,000	Wynn Las Vegas, LLC, AD7, 6.625% due 12/01/2014[3]	1,881,957	1,940,000

See Notes to Schedules of Investments.

Baron Retirement Income Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (6.24%)
$4,657,744	Repurchase Agreement with Fixed Income Clearing Corp., dated 09/30/2009, 0.01% due 10/01/2009; Proceeds at maturity – $4,657,745; (Fully collateralized by U.S. Treasury Note, 1.75% due 01/31/2014; Market value – $4,895,550)	$4,657,744	$4,657,744

Total Investments (99.95%)		$61,370,330	74,580,792

Cash and Other Assets Less Liabilities (0.05%)			38,733

Net Assets			$74,619,525

Retail Shares (Equivalent to $8.10 per share based on 5,194,001 shares outstanding)			$42,060,078

Institutional Shares (Equivalent to $8.10 per share based on 4,020,467 shares outstanding)			$32,559,447

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.29%)
Consumer Discretionary (14.19%)
	Apparel, Accessories & Luxury Goods (3.02%)
21,000	Compagnie Financiere Richemont SA2	$380,490	$593,342
75,000	Restoque Comercio e Confeccoes de Roupas SA (formerly Le Lis Blanc Deux Comercio e Confeccoes de Roupas SA)[2]	108,263	171,032

		488,753	764,374

	Cable & Satellite (4.01%)
250	Jupiter Telecommunications Co., Ltd.[2]	239,317	241,742
14,500	Liberty Global, Inc., Cl A1	216,922	327,265
90,000	Megacable Holdings S.A.B. de C.V.[1,2]	110,927	170,038
24,000	Net Servicos de Comunicacao SA, ADR[2]	166,007	276,480

		733,173	1,015,525

	Casinos & Gaming (1.11%)
65,000	PartyGaming plc[1,2]	271,344	281,514

	Education Services (3.68%)
43,000	ATA, Inc., ADR[1,2]	249,889	242,090
2,200	Educomp Solutions, Ltd.[2]	168,582	214,601
1,200	MegaStudy Co., Ltd.[2]	212,660	246,976
32,000	YBM Sisa.com, Inc.[2]	234,332	229,493

		865,463	933,160

	Hotels, Resorts & Cruise Lines (1.32%)
6,020	Accor SA2	239,176	335,108

	Internet Retail (1.05%)
55,000	Wotif.com Holdings, Ltd.[2]	191,890	267,351

Total Consumer Discretionary		2,789,799	3,597,032

Consumer Staples (1.23%)
	Packaged Foods & Meats (1.23%)
151,500	Tingyi Holding Corp.[2]	170,079	313,163

Energy (4.35%)
	Oil & Gas Equipment & Services (1.63%)
4,000	Core Laboratories N.V.[2]	351,997	412,360

	Oil & Gas Exploration & Production (2.72%)
10,500	Cairn Energy plc[1,2]	331,210	467,675
11,500	Premier Oil plc[1,2]	208,230	222,383

		539,440	690,058

Total Energy		891,437	1,102,418

Financials (12.01%)
	Asset Management & Custody Banks (1.87%)
9,500	Julius Baer Holding AG2	232,949	474,404

	Consumer Finance (1.04%)
72,400	Banco Compartamos SA de CV2	128,306	264,453

	Diversified Banks (4.48%)
5,500	Credicorp, Ltd.[2]	289,551	427,680
19,824	Itau Unibanco Holding SA, ADR[2]	242,740	399,457
12,500	Standard Chartered plc[2]	237,803	308,044

		770,094	1,135,181

	Life & Health Insurance (1.70%)
150	Sony Financial Holdings, Inc.[2]	487,069	430,959

	Reinsurance (1.33%)
5,000	Arch Capital Group, Ltd.[1,2]	293,023	337,700

	Specialized Finance (1.59%)
13,600	MSCI, Inc., Cl A1	260,820	402,832

Total Financials		2,172,261	3,045,529

Health Care (4.25%)
	Health Care Supplies (0.85%)
65,000	Shandong Weigao Group Medical Polymer Co., Ltd.[2]	146,587	214,708

	Life Sciences Tools & Services (1.98%)
16,000	Gerresheimer AG2	352,938	503,392

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Pharmaceuticals (1.42%)
125,000	Prostrakan Group plc[1,2]	$265,862	$247,214
30,000	Tongjitang Chinese Medicines Co., ADR[1,2]	119,770	111,900

		385,632	359,114

Total Health Care		885,157	1,077,214

Industrials (14.76%)
	Aerospace & Defense (2.05%)
10,500	Thales SA2	479,643	520,879

	Airlines (2.06%)
18,000	Ryanair Holdings plc, ADR[1,2]	464,755	522,720

	Diversified Support Services (1.74%)
18,000	Ritchie Bros. Auctioneers, Inc.[2]	372,028	441,720

	Heavy Electrical Equipment (1.30%)
4,500	Alstom SA2	322,434	328,397

	Industrial Machinery (3.12%)
5,500	Fanuc, Ltd.[2]	380,326	493,232
25,000	SmartHeat, Inc.[1,2]	225,000	296,750

		605,326	789,982

	Research & Consulting Services (4.49%)
75,000	Experian plc[2]	476,937	631,070
25,000	Intertek Group plc[2]	435,102	507,014

		912,039	1,138,084

Total Industrials		3,156,225	3,741,782

Information Technology (28.54%)
	Application Software (7.74%)
7,500	Financial Technologies (India), Ltd.[2]	209,165	215,513
2,003,800	Kingdee International Software Group Co., Ltd.[2]	238,789	338,704
65,000	Micro Focus International plc[2]	355,093	369,293
31,000	Net 1 UEPS Technologies, Inc.[1]	432,063	649,760
12,500	Solera Holdings, Inc.	294,453	388,875

		1,529,563	1,962,145

	Communications Equipment (3.17%)
5,870	Research in Motion, Ltd.[1,2]	232,166	396,519
17,000	Tandberg ASA[2]	275,347	407,039

		507,513	803,558

	Computer Hardware (1.53%)
6,030	Wincor Nixdorf AG2	270,890	388,344

	Data Processing & Outsourced Services (2.40%)
38,000	Cia Brasileira de Meios de Pagamento[2]	293,074	377,083
15,000	Redecard SA2	161,479	230,723

		454,553	607,806

	Electronic Equipment & Instruments (4.01%)
16,500	Agilent Technologies, Inc.[1]	265,096	459,195
20,000	Ingenico SA2	341,237	556,073

		606,333	1,015,268

	Home Entertainment Software (0.93%)
7,490	Nintendo Co., Ltd., ADR[2]	259,596	236,459

	Internet Software & Services (2.25%)
10,000	Tencent Holdings, Ltd.[2]	73,421	161,677
1,200	Yahoo! Japan Corp.[2]	394,218	407,731

		467,639	569,408

	Office Electronics (2.37%)
15,000	Canon, Inc., ADR[2]	489,385	599,850

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Semiconductor Equipment (1.72%)
16,000	Aixtron AG, ADR[2]	$238,824	$436,960

	Systems Software (2.42%)
12,500	Totvs SA2	325,803	613,852

Total Information Technology		5,150,099	7,233,650

Materials (12.68%)
	Fertilizers & Agricultural Chemicals (3.80%)
6,500	Monsanto Co.	528,867	503,100
10,000	Syngenta AG, ADR[2]	468,919	459,500

		997,786	962,600

	Gold (2.55%)
25,000	Gold Fields, Ltd., ADR[2]	277,002	344,500
35,000	Kirkland Lake Gold, Inc.[1,2]	242,956	300,752

		519,958	645,252

	Paper Products (3.32%)
15,500	Schweitzer-Mauduit International, Inc.	509,628	842,580

	Specialty Chemicals (3.01%)
40,000	Symrise AG2	494,497	762,698

Total Materials		2,521,869	3,213,130

Telecommunication Services (1.28%)
	Wireless Telecommunication Services (1.28%)
10,800	NII Holdings, Inc.[1]	183,199	323,784

Total Common Stocks		17,920,125	23,647,702

Principal Amount
Short Term Investments (6.26%)
$1,585,617	Repurchase Agreement with Fixed Income Clearing Corp., dated 09/30/2009, 0.01% due 10/01/2009; Proceeds at maturity – $1,585,617; (Fully collateralized by U.S. Treasury Note, 1.75% due 01/31/2014; Market value – $1,668,150)	1,585,617	1,585,617

Total Investments (99.55%)		$19,505,742	25,233,319

Cash and Other Assets Less Liabilities (0.45%)			114,860

Net Assets			$25,348,179

Retail Shares (Equivalent to $13.45 per share based on 454,364 shares outstanding)			$6,109,042

Institutional Shares (Equivalent to $13.46 per share based on 1,429,844 shares outstanding)			$19,239,137

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
ADR	American Depositary Receipt.

Summary of Investments by Country as of September 30, 2009 (Unaudited)	Percentage of Net Assets
United States	18.3%
United Kingdom †	12.0
Japan	9.5
Germany	8.2
Brazil †	8.1
France	6.9
China †	6.6
Switzerland	6.0
Canada †	4.5
Ireland	2.1
Korea	1.9
Mexico	1.7
India	1.7
Peru	1.7
Norway	1.6
South Africa	1.4
Australia	1.1
Cash and Cash Equivalents*	6.7

100.0%

*	Includes short-term investments.
†	The Advisor has classified certain securities into this Country. MSCI does not currently provide a classification for these securities.

See Notes to Schedules of Investments.

Baron Select Funds	September 30, 2009

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1. Organization

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers three series (individually a “Fund” and collectively the “Funds”): Baron Partners Fund and Baron Retirement Income Fund, which are non-diversified, and Baron International Growth Fund, which is diversified. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron Retirement Income Fund intends to make annual distributions equal to a minimum 4% of the Fund’s net assets per share measured as of December 31 of the preceding year. Baron International Growth Fund expects to invest its assets primarily in non-U.S. companies.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for accounts in the amount of $1 million or more and are intended for certain financial intermediaries that offer shares through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets except that each class bears different expenses for distribution and shareholder servicing. Investment income, realized and unrealized gains or losses on investment and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

2. Significant Accounting Policies

a) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued on the basis of prices obtained from a pricing service approved by the Board or the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign market and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 105% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

3. Fair Value Measurements

Effective January 1, 2008, the Funds adopted Financial Accounting Standards Board Codification Section 820 (“ASC Section 820”) (formerly, Statement of Financial Accounting Standards No. 157). In accordance with ASC Section 820, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC Section 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Baron Select Funds	September 30, 2009

The following is a summary of the inputs used as of September 30, 2009 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,632,382,452	$—	$—	$1,632,382,452
Private Equity Investments†	—	—	27,629,993	27,629,993
Warrants	—	0	—	0
Corporate Bonds	—	8,433,180	—	8,433,180

Total Investments	$1,632,382,452	$8,433,180	$27,629,993	$1,668,445,625

	Baron Retirement Income Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$64,916,298	$—	$—	$64,916,298
Warrants	—	0	—	0
Convertible Bonds	—	3,066,750	—	3,066,750
Corporate Bonds	—	1,940,000	—	1,940,000
Short Term Investments	—	4,657,744	—	4,657,744

Total Investments	$64,916,298	$9,664,494	$—	$74,580,792

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$23,647,702	$—	$—	$23,647,702
Short Term Investments	—	1,585,617	—	1,585,617

Total Investments	$23,647,702	$1,585,617	$—	$25,233,319

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2008	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance as of September 30, 2009	Net Change in Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2009
Private Equity Investments
Consumer Discretionary	$22,625,000	$—	$(15,000,000)	$7,975,000	$—	$—	$15,600,000	$(3,900,000)
Financials	36,891,537	—	—	(24,861,544)	—	—	12,029,993	(24,861,544)

Total	$59,516,537	$—	$(15,000,000)	$(16,886,544)	$—	$—	$27,629,993	$(28,761,544)

Baron Select Funds	September 30, 2009

4. Cost of Investments for Income Tax Purposes

As of September 30, 2009, the components of net assets on a tax basis were substantially as follows:

	Baron Partners Fund	Baron Retirement Income Fund	Baron International Growth Fund
Cost of investments	$1,416,293,379	$61,370,330	$19,505,742

Unrealized appreciation	325,130,625	14,635,708	5,881,166
Unrealized depreciation	(72,978,379)	(1,425,246)	(153,589)

Net unrealized appreciation	$252,152,246	$13,210,462	$5,727,577

5. Restricted Securities

At September 30, 2009, investments in securities included securities that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At September 30, 2009, the Funds held investments in restricted and illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

Baron Partners Fund
Name of Issuer	Acquisition Date	Value
Private Equity Investments
Kerzner Intl. Holdings, Ltd., Cl A	09/27/06	$15,600,000
Windy City Investments Holdings LLC	11/30/07	12,029,993

Total Restricted Securities:		$27,629,993

(Cost $77,319,447) (1.87% of Net Assets)

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission’s website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date:	November 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date:	November 16, 2009